UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
BlackRock Sustainable Aware Advantage Large Cap Core Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
5/31/2026
Date of reporting period:
11/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Sustainable Aware Advantage Large Cap Core Fund
Institutional Shares | BIRIX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Large Cap Core Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Large Cap Core Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.48%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,004,081,538
Number of Portfolio Holdings	180
Portfolio Turnover Rate	57%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.9%
Financials	12.7%
Consumer Discretionary	11.7%
Communication Services	11.0%
Health Care	10.3%
Industrials	10.0%
Consumer Staples	4.3%
Energy	2.2%
Materials	2.0%
Real Estate	1.4%
Utilities	0.8%
Short-Term Securities	0.6%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.1%
Apple, Inc.	7.0%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Walmart, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Aware Advantage Large Cap Core Fund
Institutional Shares | BIRIX
Semi-Annual Shareholder Report — November 30, 2025
BIRIX-11/25-SAR

BlackRock Sustainable Aware Advantage Large Cap Core Fund
Investor A Shares | BIRAX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Large Cap Core Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Large Cap Core Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40	0.73%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,004,081,538
Number of Portfolio Holdings	180
Portfolio Turnover Rate	57%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.9%
Financials	12.7%
Consumer Discretionary	11.7%
Communication Services	11.0%
Health Care	10.3%
Industrials	10.0%
Consumer Staples	4.3%
Energy	2.2%
Materials	2.0%
Real Estate	1.4%
Utilities	0.8%
Short-Term Securities	0.6%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.1%
Apple, Inc.	7.0%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Walmart, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Aware Advantage Large Cap Core Fund
Investor A Shares | BIRAX
Semi-Annual Shareholder Report — November 30, 2025
BIRAX-11/25-SAR

BlackRock Sustainable Aware Advantage Large Cap Core Fund
Investor C Shares | BIRCX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Large Cap Core Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Large Cap Core Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$80	1.48%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,004,081,538
Number of Portfolio Holdings	180
Portfolio Turnover Rate	57%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.9%
Financials	12.7%
Consumer Discretionary	11.7%
Communication Services	11.0%
Health Care	10.3%
Industrials	10.0%
Consumer Staples	4.3%
Energy	2.2%
Materials	2.0%
Real Estate	1.4%
Utilities	0.8%
Short-Term Securities	0.6%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.1%
Apple, Inc.	7.0%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Walmart, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Aware Advantage Large Cap Core Fund
Investor C Shares | BIRCX
Semi-Annual Shareholder Report — November 30, 2025
BIRCX-11/25-SAR

BlackRock Sustainable Aware Advantage Large Cap Core Fund
Class K Shares | BIRKX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Large Cap Core Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Large Cap Core Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23	0.43%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,004,081,538
Number of Portfolio Holdings	180
Portfolio Turnover Rate	57%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.9%
Financials	12.7%
Consumer Discretionary	11.7%
Communication Services	11.0%
Health Care	10.3%
Industrials	10.0%
Consumer Staples	4.3%
Energy	2.2%
Materials	2.0%
Real Estate	1.4%
Utilities	0.8%
Short-Term Securities	0.6%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.1%
Apple, Inc.	7.0%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Walmart, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Aware Advantage Large Cap Core Fund
Class K Shares | BIRKX
Semi-Annual Shareholder Report — November 30, 2025
BIRKX-11/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

November 30, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM
• BlackRock Sustainable Aware Advantage Large Cap Core Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
BlackRock Sustainable Aware Advantage Large Cap Core Fund
Derivative Financial Instruments

Schedule of Investments (unaudited)
November 30, 2025
BlackRock Sustainable Aware Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.(a)	2,416	$ 1,304,978
General Electric Co.	651	194,291
HEICO Corp.	644	204,090
HEICO Corp., Class A	23,386	5,775,641
L3Harris Technologies, Inc.	432	120,394
Northrop Grumman Corp.	2,101	1,202,297
RTX Corp.	48,464	8,476,838
		17,278,529
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., Class B	3,377	323,483
Automobile Components — 0.9%
BorgWarner, Inc.	198,373	8,541,941
Automobiles — 2.2%
General Motors Co.	11,848	871,065
Tesla, Inc.(a)	49,672	21,367,404
		22,238,469
Banks — 3.1%
Bank of America Corp.	213,631	11,461,303
Citigroup, Inc.	50,702	5,252,727
Huntington Bancshares, Inc.	153,038	2,494,519
JPMorgan Chase & Co.	8,046	2,519,042
PNC Financial Services Group, Inc.	25,695	4,900,550
U.S. Bancorp	85,455	4,191,568
Wells Fargo & Co.	3,256	279,528
		31,099,237
Beverages — 0.7%
Coca-Cola Co.	41,862	3,060,949
PepsiCo, Inc.	26,598	3,956,187
		7,017,136
Biotechnology — 2.7%
AbbVie, Inc.	34,203	7,788,023
Amgen, Inc.	5,814	2,008,504
Exelixis, Inc.(a)	4,297	189,799
Gilead Sciences, Inc.	44,327	5,578,110
Insmed, Inc.(a)	6,503	1,351,128
Moderna, Inc.(a)	54,292	1,410,506
Natera, Inc.(a)	22,097	5,276,985
Regeneron Pharmaceuticals, Inc.	3,338	2,604,274
United Therapeutics Corp.(a)	1,976	960,336
		27,167,665
Broadline Retail — 4.5%
Amazon.com, Inc.(a)	184,292	42,980,580
eBay, Inc.	30,554	2,529,566
		45,510,146
Building Products — 0.8%
Armstrong World Industries, Inc.	5,532	1,049,642
Johnson Controls International PLC	17,148	1,994,484
Owens Corning	29,243	3,311,477
Trane Technologies PLC	4,286	1,806,463
		8,162,066
Capital Markets — 3.3%
Ameriprise Financial, Inc.	384	175,004
Blackstone, Inc., Class A	12,547	1,837,132
Charles Schwab Corp.	87,388	8,103,489
Intercontinental Exchange, Inc.	23,563	3,706,460
Security	Shares	Value
Capital Markets (continued)
Morgan Stanley	65,539	$ 11,119,347
Nasdaq, Inc.	54,804	4,982,780
S&P Global, Inc.	6,588	3,286,292
		33,210,504
Chemicals — 1.5%
Albemarle Corp.	5,537	719,754
Corteva, Inc.	174,566	11,777,968
LyondellBasell Industries NV, Class A	45,329	2,220,668
		14,718,390
Commercial Services & Supplies — 1.2%
Cintas Corp.	34,468	6,411,737
Waste Management, Inc.	26,563	5,787,281
		12,199,018
Communications Equipment — 1.0%
Arista Networks, Inc.(a)	50,139	6,552,164
Motorola Solutions, Inc.	9,232	3,412,886
		9,965,050
Construction & Engineering — 1.1%
EMCOR Group, Inc.	1,809	1,112,662
MasTec, Inc.(a)	34,236	7,322,396
Quanta Services, Inc.	5,479	2,547,077
		10,982,135
Consumer Finance — 1.4%
Ally Financial, Inc.	2,446	101,020
American Express Co.	37,466	13,685,206
		13,786,226
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp.	9,819	8,970,540
Sprouts Farmers Market, Inc.(a)	9,865	826,786
Walmart, Inc.	166,736	18,425,995
		28,223,321
Containers & Packaging — 0.1%
Ball Corp.	7,518	372,366
Smurfit WestRock PLC	17,162	612,512
		984,878
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	120,720	3,141,135
Verizon Communications, Inc.	101,867	4,187,752
		7,328,887
Electric Utilities — 0.4%
Entergy Corp.	15,063	1,468,944
Eversource Energy	2,042	137,181
NextEra Energy, Inc.	10,879	938,749
NRG Energy, Inc.	7,571	1,283,209
		3,828,083
Electrical Equipment — 0.6%
Acuity, Inc.	4,927	1,805,351
AMETEK, Inc.	19,351	3,829,369
Bloom Energy Corp., Class A(a)	2,203	240,656
		5,875,376
Electronic Equipment, Instruments & Components — 0.0%
Zebra Technologies Corp., Class A(a)	1,676	423,609
Energy Equipment & Services — 0.1%
SLB Ltd.	29,710	1,076,690

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock Sustainable Aware Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment(a) — 1.7%
Netflix, Inc.	112,060	$ 12,055,415
ROBLOX Corp., Class A	23,953	2,276,254
Roku, Inc., Class A	33,104	3,204,136
		17,535,805
Financial Services — 3.1%
Berkshire Hathaway, Inc., Class B(a)	17,341	8,909,979
Block, Inc., Class A(a)	14,013	936,068
Klarna Group PLC(a)	5,355	168,522
Mastercard, Inc., Class A	13,599	7,486,658
Visa, Inc., Class A	39,424	13,184,963
		30,686,190
Food Products — 0.2%
Conagra Brands, Inc.	108,301	1,933,173
Ground Transportation — 1.0%
Ryder System, Inc.	617	106,870
Uber Technologies, Inc.(a)	117,205	10,260,126
		10,366,996
Health Care Equipment & Supplies — 2.5%
Boston Scientific Corp.(a)	126,726	12,872,827
Intuitive Surgical, Inc.(a)	5,793	3,322,170
Stryker Corp.	22,803	8,464,017
		24,659,014
Health Care Providers & Services — 1.8%
Cardinal Health, Inc.	11,562	2,454,150
Centene Corp.(a)	63,745	2,507,728
HCA Healthcare, Inc.	6,839	3,476,195
Humana, Inc.	2,779	682,995
McKesson Corp.	6,389	5,629,476
UnitedHealth Group, Inc.	8,830	2,911,869
		17,662,413
Health Care REITs — 0.0%
Ventas, Inc.	5,627	453,705
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc., Class A(a)	43,904	5,136,329
Boyd Gaming Corp.	1	83
DoorDash, Inc., Class A(a)	2,567	509,216
Las Vegas Sands Corp.	2,046	139,455
McDonald’s Corp.	16,187	5,047,430
Norwegian Cruise Line Holdings Ltd.(a)	69,516	1,283,266
		12,115,779
Household Durables — 0.3%
NVR, Inc.(a)	395	2,965,380
Household Products — 0.6%
Procter & Gamble Co.	41,248	6,111,304
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	41,146	7,907,850
Insurance — 1.9%
Hartford Insurance Group, Inc.	18,143	2,486,135
MetLife, Inc.	5,924	453,541
Progressive Corp.	40,682	9,307,635
Prudential Financial, Inc.	5,639	610,422
Reinsurance Group of America, Inc.	12,052	2,288,313
Travelers Cos., Inc.	13,339	3,906,460
		19,052,506
Interactive Media & Services — 8.2%
Alphabet, Inc., Class A	100,694	32,240,205
Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C	75,341	$ 24,118,161
Meta Platforms, Inc., Class A	37,092	24,033,761
Pinterest, Inc., Class A(a)	70,448	1,840,102
		82,232,229
IT Services — 0.8%
Accenture PLC, Class A	14,959	3,739,750
GoDaddy, Inc., Class A(a)	13,584	1,736,850
International Business Machines Corp.	8,368	2,582,198
		8,058,798
Machinery — 1.4%
Caterpillar, Inc.	13,546	7,799,245
Deere & Co.	10,266	4,768,454
Lincoln Electric Holdings, Inc.	531	127,137
PACCAR, Inc.	11,559	1,218,550
		13,913,386
Media — 0.0%
Fox Corp., Class B	2,370	138,076
Metals & Mining — 0.4%
Newmont Corp.	46,015	4,174,941
Multi-Utilities — 0.4%
Consolidated Edison, Inc.	44,670	4,483,081
Oil, Gas & Consumable Fuels — 2.1%
Cheniere Energy, Inc.	4,014	836,758
Chevron Corp.	74,600	11,274,298
EOG Resources, Inc.	78,098	8,422,869
Exxon Mobil Corp.	3,316	384,391
		20,918,316
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	48,549	3,111,991
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	260,137	12,798,741
Eli Lilly & Co.	10,921	11,745,208
Johnson & Johnson	24,560	5,081,955
Pfizer, Inc.	165,822	4,268,258
		33,894,162
Professional Services — 0.3%
Equifax, Inc.	2,617	555,772
ExlService Holdings, Inc.(a)	72,602	2,884,478
		3,440,250
Real Estate Management & Development — 0.1%
Zillow Group, Inc., Class C(a)	13,814	1,027,485
Retail REITs — 1.0%
Kimco Realty Corp.	464,906	9,604,958
Semiconductors & Semiconductor Equipment — 13.4%
Advanced Micro Devices, Inc.(a)	25,081	5,455,870
Astera Labs, Inc.(a)	2,029	319,710
Broadcom, Inc.	70,248	28,307,134
Credo Technology Group Holding Ltd.(a)	6,399	1,136,462
Enphase Energy, Inc.(a)	3,650	105,302
Intel Corp.(a)	51,811	2,101,454
Lam Research Corp.	56,700	8,845,200
Marvell Technology, Inc.	32,647	2,918,642
Micron Technology, Inc.	24,310	5,748,829
NVIDIA Corp.	403,701	71,455,077
NXP Semiconductors NV	13,124	2,558,393
QUALCOMM, Inc.	29,002	4,874,946
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock Sustainable Aware Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Rambus, Inc.(a)	3,303	$ 315,668
Texas Instruments, Inc.	3,298	554,954
		134,697,641
Software — 10.2%
Adobe, Inc.(a)	14,254	4,563,132
Atlassian Corp., Class A(a)	12,567	1,879,018
Confluent, Inc., Class A(a)	19,713	438,614
Dropbox, Inc., Class A(a)	67,730	2,023,772
Elastic NV(a)	21,167	1,492,909
HubSpot, Inc.(a)	4,868	1,788,114
Intuit, Inc.	8,818	5,591,318
Microsoft Corp.	130,512	64,213,209
Oracle Corp.	17,116	3,456,576
Palantir Technologies, Inc., Class A(a)	38,345	6,459,215
Rubrik, Inc., Class A(a)	10,149	703,529
Salesforce, Inc.	15,773	3,636,307
ServiceNow, Inc.(a)	7,170	5,824,980
		102,070,693
Specialized REITs — 0.3%
Digital Realty Trust, Inc.	9,908	1,586,469
Equinix, Inc.	1,302	980,810
		2,567,279
Specialty Retail — 2.0%
Best Buy Co., Inc.	12,154	963,569
Carvana Co., Class A(a)	746	279,377
Home Depot, Inc.	27,739	9,900,604
TJX Cos., Inc.	58,281	8,854,050
		19,997,600
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	253,233	70,614,022
Dell Technologies, Inc., Class C	20,445	2,726,341
HP, Inc.	23,566	575,482
Sandisk Corp.(a)	705	157,412
Seagate Technology Holdings PLC	874	241,827
Western Digital Corp.	7,336	1,198,189
		75,513,273
Textiles, Apparel & Luxury Goods — 0.6%
Levi Strauss & Co., Class A	5,663	124,756
Tapestry, Inc.	54,558	5,962,098
		6,086,854
Security	Shares	Value
Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	16,177	$ 4,186,931
Ferguson Enterprises, Inc.	10,691	2,690,604
		6,877,535
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	15,670	3,275,187
Total Common Stocks — 99.3% (Cost: $673,416,901)		997,474,689
Rights
Biotechnology — 0.0%
Blueprint Medicines Corp., CVR(b)	14,154	13,871
Total Rights — 0.0% (Cost: $6,511)		13,871
Total Long-Term Investments — 99.3% (Cost: $673,423,412)		997,488,560
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(c)(d)	5,564,879	5,564,879
Total Short-Term Securities — 0.6% (Cost: $5,564,879)		5,564,879
Total Investments — 99.9% (Cost: $678,988,291)		1,003,053,439
Other Assets Less Liabilities — 0.1%		1,028,099
Net Assets — 100.0%		$ 1,004,081,538

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 32 (b)	$ —	$ (32)	$ —	$ —	—	$ 3,017 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,707,083	1,857,796 (b)	—	—	—	5,564,879	5,564,879	91,913	—
				$ (32)	$ —	$ 5,564,879		$ 94,930	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock Sustainable Aware Advantage Large Cap Core Fund

(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	19	12/19/25	$ 6,517	$ 51,431
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 51,431	$ —	$ —	$ —	$ 51,431

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 403,454	$ —	$ —	$ —	$ 403,454
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 42,728	$ —	$ —	$ —	$ 42,728
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$6,009,181
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 997,474,689	$ —	$ —	$ 997,474,689
Rights	—	—	13,871	13,871
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock Sustainable Aware Advantage Large Cap Core Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 5,564,879	$ —	$ —	$ 5,564,879
	$1,003,039,568	$—	$13,871	$1,003,053,439
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 51,431	$ —	$ —	$ 51,431

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
November 30, 2025

BlackRock Sustainable Aware Advantage Large Cap Core Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 997,488,560
Investments, at value — affiliated(b)	5,564,879
Cash pledged for futures contracts	448,000
Receivables:
Securities lending income — affiliated	725
Capital shares sold	974,861
Dividends — unaffiliated	690,264
Dividends — affiliated	13,630
Variation margin on futures contracts	29,143
Prepaid expenses	170,370
Total assets	1,005,380,432
LIABILITIES
Payables:
Accounting services fees	43,394
Administration fees	33,589
Capital shares redeemed	689,852
Custodian fees	12,083
Investment advisory fees	276,442
Trustees’ and Officer’s fees	2,933
Other accrued expenses	32,713
Professional fees	23,448
Service and distribution fees	56,725
Transfer agent fees	127,715
Total liabilities	1,298,894
Commitments and contingent liabilities
NET ASSETS	$ 1,004,081,538
NET ASSETS CONSIST OF
Paid-in capital	$ 655,774,763
Accumulated earnings	348,306,775
NET ASSETS	$ 1,004,081,538
(a) Investments, at cost—unaffiliated	$673,423,412
(b) Investments, at cost—affiliated	$5,564,879
Statement of Assets and Liabilities

Statement of Assets and Liabilities (unaudited) (continued)
November 30, 2025

BlackRock Sustainable Aware Advantage Large Cap Core Fund
NET ASSET VALUE
Institutional
Net assets	$ 390,392,454
Shares outstanding	16,048,545
Net asset value	$ 24.33
Shares authorized	Unlimited
Par value	$0.001
Investor A
Net assets	$ 208,753,389
Shares outstanding	8,644,634
Net asset value	$ 24.15
Shares authorized	Unlimited
Par value	$0.001
Investor C
Net assets	$ 17,328,339
Shares outstanding	731,915
Net asset value	$ 23.68
Shares authorized	Unlimited
Par value	$0.001
Class K
Net assets	$ 387,607,356
Shares outstanding	15,916,143
Net asset value	$ 24.35
Shares authorized	Unlimited
Par value	$0.001
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended November 30, 2025

BlackRock Sustainable Aware Advantage Large Cap Core Fund
INVESTMENT INCOME
Dividends — unaffiliated	$5,326,746
Dividends — affiliated	91,913
Interest — unaffiliated	8,060
Securities lending income — affiliated — net	3,017
Total investment income	5,429,736
EXPENSES
Investment advisory	1,877,570
Transfer agent — class specific	326,975
Service and distribution — class specific	326,308
Administration	194,023
Administration — class specific	93,881
Accounting services	73,248
Professional	64,209
Registration	37,521
Custodian	24,019
Printing and postage	18,986
Trustees and Officer	6,733
Miscellaneous	17,966
Total expenses excluding interest expense	3,061,439
Interest expense — unaffiliated	42
Total expenses	3,061,481
Less:
Administration fees waived by the Manager — class specific	(93,881)
Fees waived and/or reimbursed by the Manager	(295,694)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(179,743)
Total expenses after fees waived and/or reimbursed	2,492,163
Net investment income	2,937,573
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	47,581,482
Investments — affiliated	(32)
Futures contracts	403,454
47,984,904
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	97,828,262
Futures contracts	42,728
97,870,990
Net realized and unrealized gain	145,855,894
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$148,793,467
See notes to financial statements.
Statement of Operations

Statement of Changes in Net Assets

	BlackRock Sustainable Aware Advantage Large Cap Core Fund
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,937,573	$7,200,033
Net realized gain	47,984,904	66,759,904
Net change in unrealized appreciation (depreciation)	97,870,990	10,016,847
Net increase in net assets resulting from operations	148,793,467	83,976,784
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(11,913,905)	(79,941,553)
Investor A	(5,761,232)	(23,158,341)
Investor C	(477,903)	(2,922,085)
Class K	(10,603,445)	(33,548,084)
Decrease in net assets resulting from distributions to shareholders	(28,756,485)	(139,570,063)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	15,414,995	83,953,293
NET ASSETS
Total increase in net assets	135,451,977	28,360,014
Beginning of period	868,629,561	840,269,547
End of period	$1,004,081,538	$868,629,561

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Sustainable Aware Advantage Large Cap Core Fund
	Institutional
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$21.38	$22.50	$17.59	$17.56	$19.27	$13.75
Net investment income(a)	0.08	0.18	0.18	0.22	0.16	0.16
Net realized and unrealized gain (loss)	3.60	2.35	4.93	0.01	(0.62)	6.00
Net increase (decrease) from investment operations	3.68	2.53	5.11	0.23	(0.46)	6.16
Distributions(b)
From net investment income	(0.09)	(0.19)	(0.20)	(0.20)	(0.11)	(0.16)
From net realized gain	(0.64)	(3.46)	—	—	(1.14)	(0.48)
Total distributions	(0.73)	(3.65)	(0.20)	(0.20)	(1.25)	(0.64)
Net asset value, end of period	$24.33	$21.38	$22.50	$17.59	$17.56	$19.27
Total Return(c)
Based on net asset value	17.53%(d)	11.85%	29.27%	1.38%	(2.88)%	45.64%
Ratios to Average Net Assets(e)
Total expenses	0.62%(f)	0.61%	0.61%	0.63%	0.66%	0.73%
Total expenses after fees waived and/or reimbursed	0.48%(f)	0.48%	0.48%	0.48%	0.48%	0.50%
Net investment income	0.68%(f)	0.84%	0.93%	1.29%	0.84%	0.93%
Supplemental Data
Net assets, end of period (000)	$390,392	$358,644	$486,029	$622,091	$472,353	$227,993
Portfolio turnover rate	57%	129%	108%	120%	99%	160%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Aware Advantage Large Cap Core Fund (continued)
	Investor A
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$21.24	$22.37	$17.50	$17.47	$19.18	$13.70
Net investment income(a)	0.05	0.13	0.13	0.17	0.11	0.11
Net realized and unrealized gain (loss)	3.57	2.34	4.90	0.01	(0.60)	5.98
Net increase (decrease) from investment operations	3.62	2.47	5.03	0.18	(0.49)	6.09
Distributions(b)
From net investment income	(0.07)	(0.14)	(0.16)	(0.15)	(0.08)	(0.13)
From net realized gain	(0.64)	(3.46)	—	—	(1.14)	(0.48)
Total distributions	(0.71)	(3.60)	(0.16)	(0.15)	(1.22)	(0.61)
Net asset value, end of period	$24.15	$21.24	$22.37	$17.50	$17.47	$19.18
Total Return(c)
Based on net asset value	17.36%(d)	11.62%	28.90%	1.12%	(3.09)%	45.25%
Ratios to Average Net Assets(e)
Total expenses	0.88%(f)	0.86%	0.84%	0.86%	0.87%	0.98%
Total expenses after fees waived and/or reimbursed	0.73%(f)	0.73%	0.73%	0.73%	0.73%	0.74%
Net investment income	0.43%(f)	0.59%	0.66%	1.04%	0.58%	0.68%
Supplemental Data
Net assets, end of period (000)	$208,753	$174,776	$138,563	$96,245	$108,997	$62,539
Portfolio turnover rate	57%	129%	108%	120%	99%	160%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Aware Advantage Large Cap Core Fund (continued)
	Investor C
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$20.85	$22.02	$17.22	$17.20	$18.92	$13.54
Net investment income (loss)(a)	(0.04)	(0.03)	(0.02)	0.05	(0.03)	(0.01)
Net realized and unrealized gain (loss)	3.51	2.29	4.84	0.00 (b)	(0.60)	5.90
Net increase (decrease) from investment operations	3.47	2.26	4.82	0.05	(0.63)	5.89
Distributions(c)
From net investment income	—	—	(0.02)	(0.03)	—	(0.03)
From net realized gain	(0.64)	(3.43)	—	—	(1.09)	(0.48)
Total distributions	(0.64)	(3.43)	(0.02)	(0.03)	(1.09)	(0.51)
Net asset value, end of period	$23.68	$20.85	$22.02	$17.22	$17.20	$18.92
Total Return(d)
Based on net asset value	16.94%(e)	10.73%	28.01%	0.33%	(3.79)%	44.13%
Ratios to Average Net Assets(f)
Total expenses	1.62%(g)	1.60%	1.60%	1.63%	1.63%	1.72%
Total expenses after fees waived and/or reimbursed	1.48%(g)	1.48%	1.48%	1.48%	1.48%	1.50%
Net investment income (loss)	(0.32)%(g)	(0.16)%	(0.08)%	0.30%	(0.18)%	(0.08)%
Supplemental Data
Net assets, end of period (000)	$17,328	$15,903	$18,681	$17,110	$21,305	$15,926
Portfolio turnover rate	57%	129%	108%	120%	99%	160%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Aware Advantage Large Cap Core Fund (continued)
	Class K
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$21.40	$22.52	$17.61	$17.58	$19.28	$13.76
Net investment income(a)	0.08	0.19	0.20	0.22	0.17	0.17
Net realized and unrealized gain (loss)	3.60	2.36	4.92	0.02	(0.61)	6.00
Net increase (decrease) from investment operations	3.68	2.55	5.12	0.24	(0.44)	6.17
Distributions(b)
From net investment income	(0.09)	(0.21)	(0.21)	(0.21)	(0.12)	(0.17)
From net realized gain	(0.64)	(3.46)	—	—	(1.14)	(0.48)
Total distributions	(0.73)	(3.67)	(0.21)	(0.21)	(1.26)	(0.65)
Net asset value, end of period	$24.35	$21.40	$22.52	$17.61	$17.58	$19.28
Total Return(c)
Based on net asset value	17.54%(d)	11.90%	29.30%	1.43%	(2.80)%	45.68%
Ratios to Average Net Assets(e)
Total expenses	0.51%(f)	0.51%	0.50%	0.51%	0.55%	0.64%
Total expenses after fees waived and/or reimbursed	0.43%(f)	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	0.72%(f)	0.89%	1.02%	1.30%	0.89%	0.97%
Supplemental Data
Net assets, end of period (000)	$387,607	$319,307	$196,996	$490,527	$76,992	$33,710
Portfolio turnover rate	57%	129%	108%	120%	99%	160%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  BlackRock Sustainable Aware Advantage Large Cap Core Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Trustees of the Trust (the "Board") previously approved a change in the name of BlackRock Sustainable Advantage Large Cap Core Fund to BlackRock Sustainable Aware Advantage Large Cap Core Fund and certain changes to the Fund’s investment strategies. These changes were effective on September 26, 2025.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

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Notes to Financial Statements (unaudited) (continued)

•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.40%
$1 billion — $3 billion	0.38
$3 billion — $5 billion	0.36
$5 billion — $10 billion	0.35
Greater than $10 billion	0.34
Service and Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended November 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
	Investor A	Investor C	Total
Service and distribution fees — class specific	$ 241,953	$ 84,355	$ 326,308
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million — $1 billion	0.0400
$1 billion — $2 billion	0.0375
$2 billion — $4 billion	0.0350
$4 billion — $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended November 30, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Total
Administration fees — class specific	$ 37,849	$ 19,356	$ 1,687	$ 34,989	$ 93,881
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended November 30, 2025, the Fund did not pay any amounts to affiliates in return for these services.

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Notes to Financial Statements (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Investor A	Investor C	Class K	Total
Reimbursed amounts	$ 791	$ 243	$ 152	$ 1,186
For the six months ended November 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Total
Transfer agent fees — class specific	$ 204,400	$ 111,263	$ 8,676	$ 2,636	$ 326,975
Other Fees:  For the six months ended November 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $2,200.
For the six months ended November 30, 2025, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
BlackRock Sustainable Aware Advantage Large Cap Core Fund	$ 3,020	$ 471
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended November 30, 2025, the amount waived was $1,690.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended November 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.48%
Investor A	0.73
Investor C	1.48
Class K	0.43
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended November 30, 2025, the Manager waived and/or reimbursed investment advisory fees of $294,004 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager— class specific, respectively, in the Statement of Operations. For the six months ended November 30, 2025, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Investor C	Class K	Total
Administration fees waived by the Manager — class specific	$ 37,849	$ 19,356	$ 1,687	$ 34,989	$ 93,881

	Institutional	Investor A	Investor C	Class K	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 109,778	$ 62,873	$ 4,457	$ 2,635	$ 179,743
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees ), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended November 30, 2025, the Fund paid BIM $706 for securities lending agent services.
Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions:  The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended November 30, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
BlackRock Sustainable Aware Advantage Large Cap Core Fund	$ 91,946,346	$ 72,566,147	$ 5,269,317
7.
 PURCHASES AND SALES
For the six months ended November 30, 2025, purchases and sales of investments, excluding short-term securities, were $536,678,044 and $549,015,101, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of November 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of May 31, 2025, the Fund had qualified late-year losses as follows:
Fund Name	Qualified Late-Year Capital Losses(a)
BlackRock Sustainable Aware Advantage Large Cap Core Fund	$ (8,705,389)

(a)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

As of November 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Sustainable Aware Advantage Large Cap Core Fund	$ 697,006,462	$ 337,025,280	$ (30,926,872)	$ 306,098,408
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended November 30, 2025, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 11/30/25		Year Ended 05/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Sustainable Aware Advantage Large Cap Core Fund
Institutional
Shares sold	1,649,501	$ 38,035,146	6,045,485	$ 128,883,594
Shares issued in reinvestment of distributions	502,693	11,089,405	3,468,925	74,238,630
Shares redeemed	(2,879,277)	(66,081,058)	(14,340,800)	(302,067,543)
	(727,083)	$ (16,956,507)	(4,826,390)	$ (98,945,319)
Investor A
Shares sold	1,043,777	$ 23,718,415	3,432,078	$ 71,582,580
Shares issued in reinvestment of distributions	255,629	5,603,384	1,059,894	22,559,922
Shares redeemed	(885,043)	(20,038,164)	(2,454,742)	(50,871,483)
	414,363	$ 9,283,635	2,037,230	$ 43,271,019
Investor C
Shares sold	21,690	$ 487,095	78,175	$ 1,654,636
Shares issued in reinvestment of distributions	21,477	462,816	135,849	2,844,257
Shares redeemed and automatic conversion of shares	(74,121)	(1,662,955)	(299,714)	(6,256,485)
	(30,954)	$ (713,044)	(85,690)	$ (1,757,592)
Class K
Shares sold	2,299,925	$ 53,716,146	10,384,160	$ 227,312,390
Shares issued in reinvestment of distributions	476,933	10,530,684	1,548,668	33,189,336
Shares redeemed	(1,780,315)	(40,445,919)	(5,760,549)	(119,116,541)
	996,543	$ 23,800,911	6,172,279	$ 141,385,185
	652,869	$ 15,414,995	3,297,429	$ 83,953,293
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CVR	Contingent Value Right
S&P	Standard & Poor’s
Glossary of Terms Used in these Financial Statements

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the ”Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: January 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: January 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: January 21, 2026